Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	S-11
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	Trade Street Residential, Inc.
Trading Symbol	tsre
Entity Central Index Key	0001299901
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012